Schedule of revenue (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	$ 29,375,528	$ 230,594,956	$ 244,315,796
Performance obligations satisfied at point in time [member] | Catering income [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	27,285,570	214,188,991	239,625,981
Performance obligations satisfied at point in time [member] | Sales of goods [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	1,010,454	7,931,965	2,680,815
Performance obligations satisfied over time [member] | Management Fee Income [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	$ 1,079,504	$ 8,474,000	$ 2,009,000